UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 153 East 53rd Street
         57th Floor
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     Samuel Jed Rubin     New York, NY/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $1,032,767 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASSURANT INC                   COM              04621X108    20529   337309 SH       SOLE                   337309        0        0
BAKER HUGHES INC               COM              057224107    37333   545000 SH       SOLE                   545000        0        0
BANCO MACRO SA                 SPON ADR B       05961W105    25975  1024652 SH       SOLE                  1024652        0        0
BOISE INC                      COM              09746Y105    17718  2768500 SH       SOLE                  2768500        0        0
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     1787    27300 SH       SOLE                    27300        0        0
CAPITAL ONE FINL CORP          COM              14040H105    61525  1250000 SH  PUT  SOLE                  1250000        0        0
COMERICA INC                   COM              200340107    17540   500000 SH  PUT  SOLE                   500000        0        0
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102     6787   345900 SH       SOLE                   345900        0        0
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204    21773  1549675 SH       SOLE                  1549675        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    10890   481000 SH       SOLE                   481000        0        0
LIVE NATION INC                COM              538034109    24075  1984788 SH       SOLE                  1984788        0        0
MARSH & MCLENNAN COS INC       COM              571748102    25397  1043000 SH       SOLE                  1043000        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    40268   475470 SH       SOLE                   475470        0        0
PRIMEDIA INC                   COM NEW          74157K846    16686  2270216 SH       SOLE                  2270216        0        0
SELECT SECTOR SPDR TR          SBI INTFINL      81369Y605    62175  2500000 SH  PUT  SOLE                  2500000        0        0
SPDR TR                        UNIT SER 1       78462F103   197955  1500000 SH  PUT  SOLE                  1500000        0        0
SPDR TR                        UNIT SER 1       78462F103    98977   750000 SH  PUT  SOLE                   750000        0        0
SPDR TR                        UNIT SER 1       78462F103   230947  1750000 SH  PUT  SOLE                  1750000        0        0
SUNTRUST BKS INC               COM              867914103    30327   550000 SH  PUT  SOLE                   550000        0        0
UNIBANCOUNIAO DE BANCOS BRA    GDR REP PFD UT   90458E107     9938    85200 SH       SOLE                    85200        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    16265   694177 SH       SOLE                   694177        0        0
WACHOVIA CORP NEW              COM              929903102    27000  1000000 SH  PUT  SOLE                  1000000        0        0
WASHINGTON MUT INC             COM              939322103    30900  3000000 SH  PUT  SOLE                  3000000        0        0